Royalty and other mineral interests (Tables)	12 Months Ended
Sep. 30, 2022
Schedule Of Royalties
Schedule of Royalties

($)
Balance at September 30, 2020	—
Additions	25,496
Acquisition of Ely	238,864
Depletion	(164)
Foreign currency translation	379
Property option payment received	(30)
Balance at September 30, 2021	264,545
Additions	45,008
Disposal	(10)
Acquisition of Golden Valley & Abitibi (Note 3)	366,102
Depletion	(1,756)
Property option payment received	(1,780)
Impairment	(3,821)
Balance at September 30, 2022	668,288

Summary of Royalty Schedule

	Cost			Accumulated Depletion			Others					Carrying Amount
	October 1, 2021	Additions	September 30, 2022	October 1, 2021	Depletion	September 30, 2022	Transfer	Disposal	Impairment	Option payments	Total	September 30, 2022
	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)

Beaufor	1,235	—	1,235	—	—	—	—	—	—	—	—	1,235
Borden	1,108	2,781	3,889	—	(539)	(539)	—	—	—	—	—	3,350
Cheechoo	—	12,640	12,640	—	—	—	—	—	—	—	—	12,640
Côté	—	16,132	16,132	—	—	—	—	—	—	—	—	16,132
Croinor	5,330	449	5,779	—	—	—	—	—	—	—	—	5,779
Fenelon	41,553	—	41,553	—	—	—	—	—	—	—	—	41,553
Gold Rock	3,275	—	3,275	—	—	—	—	—	—	—	—	3,275
Granite Creek	—	21,768	21,768	—	—	—	—	—	—	—	—	21,768
Hog Ranch	12,879	—	12,879	—	—	—	—	—	—	—	—	12,879
Jerritt Canyon	8,921	—	8,921	(74)	(454)	(528)	—	—	—	—	—	8,393
Lincoln Hill	5,289	—	5,289	—	—	—	132	—	—	—	132	5,421
Malartic	—	318,393	318,393	—	(691)	(691)	—	—	—	—	—	317,702
Marigold	1,261	—	1,261	(84)	—	(84)	—	—	—	—	—	1,177
McKenzie Break	4,010	291	4,301	—	—	—	—	—	—	—	—	4,301
Railroad-Pinion	3,032	—	3,032	—	—	—	—	—	—	—	—	3,032
Rawhide	3,821	—	3,821	—	—	—	—	—	(3,821)	—	(3,821)	—
REN (Net Profit Interest)	21,017	—	21,017	—	—	—	—	—	—	—	—	21,017
REN (Net Smelter Return)	42,365	—	42,365	—	—	—	556	—	—	—	556	42,921
São Jorge	2,274	—	2,274	—	—	—	—	—	—	—	—	2,274
Titiribi	3,010	—	3,010	—	—	—	—	—	—	—	—	3,010
Whistler	2,575	—	2,575	—	—	—	—	—	—	—	—	2,575
Yellowknife	1,870	—	1,870	—	—	—	—	—	—	—	—	1,870
Others	99,884	38,656	138,540	(6)	(72)	(78)	(688)	(10)	—	(1,780)	(2,478)	135,984
Total (1)	264,709	411,110	675,819	(164)	(1,756)	(1,920)	—	(10)	(3,821)	(1,780)	(5,611)	668,288

(1)
Royalty and other mineral interests include non-depletable asset of $480,085 and depletable assets of $188,203.

Summary of Selected Royalties Own by the Company

The following is a summary of selected royalties own by the Company as at September 30, 2022:

Asset	Interest	Jurisdiction
Producing
Borden Mine (1)	0.5% NSR	Ontario, Canada
Canadian Malartic Property (open pit) (1)	3.0% NSR	Québec, Canada
Jerritt Canyon Mine	0.5% NSR	Nevada, USA
Jerritt Canyon Mine (Per Ton Royalty)	$0.15 – $0.40 Per Ton Royalty	Nevada, USA
Marigold Mine (1)	0.75% NSR	Nevada, USA
Granite Creek	10% NPI	Nevada, USA
Isabella Pearl Mine (1)	0.375% Gross Revenue Royalty	Nevada, USA
Key Developing
Beaufor Mine	1.0% NSR	Québec, Canada
Beaufor-Beacon Mill (Per Tonne Royalty (“PTR”))	C$1.25 – C$3.75 PTR	Québec, Canada
Cheechoo Project	2.5% to 4.0% NSR	Québec, Canada
Côté Gold Project (1)	0.75% NSR	Ontario, Canada
Croinor Gold Project	2.75% NSR	Québec, Canada
Fenelon Gold Property	2.0% NSR	Québec, Canada
Gold Rock Project	0.5% NSR	Nevada, USA
Hog Ranch Project	2.25% NSR	Nevada, USA
La Mina Project	2.0% NSR	Colombia
Lincoln Hill Project	2.0% NSR	Nevada, USA
McKenzie Break	2.75% NSR	Québec, Canada
Canadian Malartic - Odyssey Project (1) (underground)	3.0% NSR	Québec, Canada
Railroad-Pinion Project (1)	0.44% NSR	Nevada, USA
REN - Carline Mines	1.5% NSR	Nevada, USA
REN - Carline Mines (NPI)	3.5% NPI	Nevada, USA
Rodeo Creek	2.0% NSR	Nevada, USA
São Jorge Project	1.0% NSR	Brazil
Swanson	2.75% NSR	Québec, Canada
Tonopah West	3.0% NSR	Nevada, USA
Whistler Project	1.0% NSR	Alaska, USA

Note:

(1)
Royalty applies to only a portion of the property.